Other interim disclosures (Details 5) $ in Millions	Jun. 30, 2025 USD ($)
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	$ 14,236.0
Commitments for leases not yet commenced	800.0
Not later than one year
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	136.0
Commitments for leases not yet commenced	0.0
Later than one year and not later than two years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	469.0
Commitments for leases not yet commenced	0.0
Later than two years and not later than three years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	761.0
Commitments for leases not yet commenced	0.0
Later than three years and not later than four years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	1,027.0
Commitments for leases not yet commenced	16.0
Later than four years and not later than five years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	759.0
Commitments for leases not yet commenced	40.0
Later than five years and not later than six years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	961.0
Commitments for leases not yet commenced	41.0
Later than six years [member]
Schedule for commitments under research and development and other intangible asset purchase [line items]
Commitments under long-term research and development agreements	10,123.0
Commitments for leases not yet commenced	$ 700.0